Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Balanced Fund Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 22,640	$ 19,764	$ 16,281	$ 19,532	$ 17,003	$ 14,437	$ 11,742	$ 12,459	$ 10,866	$ 10,190	$ 10,000
Columbia Variable Portfolio – Balanced Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 22,092	19,327	15,960	19,198	16,749	14,258	11,623	12,365	10,807	10,162	10,000
Columbia Variable Portfolio – Balanced Fund Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 22,315	19,501	16,086	19,321	16,839	14,321	11,664	12,394	10,823	10,171	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,651	19,689	16,732	19,869	17,150	14,948	12,235	12,529	10,970	10,128	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000